Theta Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 1.1%
$471,416	Fannie Mae REMICS Series 2018-96, Class BH, 4.000% 9/25/2047	$494,941
	TOTAL ASSET-BACKED SECURITIES
	(Cost $484,396)	494,941
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
440,162	Fannie Mae REMICS Series 2018-49, Class CA, 4.000% 12/25/2042	450,673
	Freddie Mac REMICS
499,225	Series 4766, Class VC, 4.000%, 4/15/2029	521,834
457,492	Series 4314, Class PD, 3.750%, 7/15/2043	486,887
464,473	Series 4808, Class DG, 3.500%, 9/15/2045	482,325
465,397	Government National Mortgage Association Series 2017-101, Class DK, 2.750% 4/20/2046[1]	486,125
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,365,847)	2,427,844
	CORPORATE BONDS — 18.9%
	CONSUMER DISCRETIONARY — 1.1%
500,000	Home Depot, Inc. 2.700%, 4/1/2023[1]	527,037
	CONSUMER STAPLES — 2.2%
500,000	Altria Group, Inc. 4.750%, 5/5/2021	512,632
500,000	Mead Johnson Nutrition Co. 3.000%, 11/15/2020	501,460
		1,014,092
	FINANCIALS — 10.0%
500,000	Bank of America Corp. 5.000%, 5/13/2021	514,483
500,000	Barclays PLC 2.353% (3-Month USD Libor+211 basis points), 8/10/2021[2,3]	508,460
500,000	Berkshire Hathaway, Inc. 2.200%, 3/15/2021[1]	503,630
500,000	Capital One Financial Corp. 4.750%, 7/15/2021	517,459
500,000	Citigroup, Inc. 1.671% (3-Month USD Libor+143 basis points), 9/1/2023[1,2]	508,517
500,000	Goldman Sachs Group, Inc. 1.264% (3-Month USD Libor+100 basis points), 7/24/2023[1,2]	502,917
500,000	JPMorgan Chase & Co. 1.493% (3-Month USD Libor+123 basis points), 10/24/2023[1,2]	507,934
500,000	Morgan Stanley 5.750%, 1/25/2021	508,592

Theta Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	Wells Fargo & Co. 2.550%, 12/7/2020	$502,052
		4,574,044
	HEALTH CARE — 1.1%
500,000	Merck & Co., Inc. 3.875%, 1/15/2021[1]	501,345
	INDUSTRIALS — 1.1%
500,000	Caterpillar Financial Services Corp. 1.700%, 8/9/2021	506,461
	MATERIALS — 1.2%
500,000	PPG Industries, Inc. 3.200%, 3/15/2023[1]	531,334
	TECHNOLOGY — 1.1%
500,000	Oracle Corp. 2.500%, 5/15/2022[1]	515,847
	UTILITIES — 1.1%
500,000	Southern Co. 2.350%, 7/1/2021[1]	506,679
	TOTAL CORPORATE BONDS
	(Cost $8,541,921)	8,676,839

Number of Shares
	EXCHANGE-TRADED FUNDS — 39.2%
96,535	Vanguard Short-Term Corporate Bond ETF	7,997,925
120,800	Vanguard Short-Term Bond ETF	10,032,440
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $18,092,646)	18,030,365

Principal Amount
	U.S. TREASURY NOTES — 27.8%
	United States Treasury Note
$1,800,000	2.250%, 12/31/2023	1,921,711
10,000,000	2.000%, 8/15/2025[4]	10,839,450
	TOTAL U.S. TREASURY NOTES
	(Cost $12,690,233)	12,761,161

Number of Contracts
PURCHASED OPTIONS CONTRACTS — 0.0%
PUT OPTIONS — 0.0%
S&P 500 INDEX

Theta Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
35	Exercise Price: $3,180.00, Notional Amount: $11,130,000, Expiration Date: October 5, 2020	$9,187
35	Exercise Price: $3,170.00, Notional Amount: $11,095,000, Expiration Date: October 7, 2020	17,500
	TOTAL PUT OPTIONS
	(Cost $31,474)	26,687
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $31,474)	26,687

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$1,508,984	UMB Money Market Fiduciary, 0.010%[5]	1,508,984
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,508,984)	1,508,984
	TOTAL INVESTMENTS — 95.6%
	(Cost $43,715,501)	43,926,821
	Other Assets in Excess of Liabilities — 4.4%	2,002,640
	TOTAL NET ASSETS — 100.0%	$45,929,461

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.2)%
	PUT OPTIONS — (0.2)%
	S&P 500 INDEX
(35)	Exercise Price: $3,280.00, Notional Amount: $(11,480,000), Expiration Date: October 5, 2020	(46,550)
(35)	Exercise Price: $3,270.00, Notional Amount: $(11,445,000), Expiration Date: October 7, 2020	(62,125)
	TOTAL PUT OPTIONS
	(Proceeds $115,329)	(108,675)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $115,329)	$(108,675)

PLC – Public Limited Company
ETF – Exchange-Traded Fund

[1]Callable.
[2]Floating rate security.
[3]Foreign security denominated in U.S. Dollars

Theta Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

[4]All or a portion of this security is segregated as collateral for open written options contracts. The market value of the securities pledged as collateral was $10,837,100, which represents 23.6% of total net assets of the Fund.
[5]The rate is the annualized seven-day yield at period end.